Insurance Contract Liabilities	6 Months Ended
Jun. 30, 2025
Insurance Contract Liabilities [Abstract]
Insurance Contract Liabilities
12.	Insurance Contract Liabilities
The movement for the six months ended June 30, 2025 and 2024, is as follows:

	2025				2024

		Liabilities for incurred claims				Liabilities for incurred claims

In thousands of soles	Liabilities for remaining coverage	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	Total	Liabilities for remaining coverage	Estimates of present value of future cash flows	Risk adjustment for non-financial risk	Total

Balances as of January 1	1,745	8,108	245	10,098	31,039	8,560	254	39,853

Changes in the statement of profit or loss and OCI

Insurance revenue	(552,202)	-	-	(552,202)	(508,532)	-	-	(508,532)

Insurance service expenses

Incurred claims and other insurance service expenses	-	23,473	-	23,473	-	22,841	-	22,841

Amortization of insurance acquisition cash flows	74,730	-	-	74,730	70,044	-	-	70,044

Adjustments to liabilities for incurred claims	-	-	44	44	-	-	(3)	(3)

Total insurance service expenses	74,730	23,473	44	98,247	70,044	22,841	(3)	92,882

Total insurance service result	(477,472)	23,473	44	(453,955)	(438,488)	22,841	(3)	(415,650)

Effect of movements in exchange rates	(59)	93	-	34	(809)	(188)	-	(997)

Total changes in the statement of profit or loss and OCI	(477,531)	23,566	44	(453,921)	(439,297)	22,653	(3)	(416,647)

Cash flows

Premiums received	559,474	-	-	559,474	513,808	-	-	513,808

Claims and other insurance service expenses paid	-	(22,943)	-	(22,943)	-	(21,519)	-	(21,519)

Insurance acquisition cash flows	(81,392)	-	-	(81,392)	(70,793)	-	-	(70,793)

Total cash flows	478,082	(22,943)	-	455,139	443,015	(21,519)	-	421,496

Acquired through business combinations	-	-	-	-	-	-	-	-

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	2,296	8,731	289	11,316	34,757	9,694	251	44,702

Liability for Incurred Claims (LIC)
These provisions include the reserve for events incurred but not reported (IBNR), the claims pending settlement reserve and the risk adjustment for non-financial
risk to the condensed consolidated interim financial statement date. As of June 30, 2025 and December 31, 2024, the reserves of the oncology healthcare plans and the general healthcare plan called “Auna Salud” were determined using a reserving model based on a mix of several methods. As of June 30, 2025 and December 31, 2024 the key assumptions of the oncologic healthcare plans and the general healthcare plan include the evolution of past claims, which are projected in the future.
Insurance expenses
The insurance expenses incurred by Oncosalud S.A.C., the Company’s insurance subsidiary and presented in its separate financial statements for the six months ended June 30, 2025 and 2024.
The insurance expenses incurred by Oncosalud S.A.C. follow:

	Cost of sales and services (i)
	Three-month period ended June 30		Six-month period ended June 30

In thousands of soles	2025	2024	2025	2024

Medicines	73,180	69,821	153,235	130,541

Room service for inpatients	8,635	11,992	14,895	16,559

Medical consultation fees	21,779	22,067	36,812	33,204

Auxiliary services and clinical laboratory	28,538	31,176	63,027	66,141

Surgery fees	2,493	6,595	3,626	14,394

Insurance contracts	(332)	1,126	3,206	4,910

	134,293	142,777	274,801	265,749

(i)
These expenses are included in the cost of sales and services in the condensed consolidated interim statement of profit or loss and other comprehensive income after deducting the margin mark-up.
For the
six-month
period ended June 30, 2025 and 2024 the margin applied was calculated using the same basis as charged to third parties for these services and the overall average margin applied was 28% and 23%, respectively. All balances and transactions with related parties are priced on arm´s length basis.

Due to the vertical integration of the Group’s companies, these insurance expenses incurred by Oncosalud S.A.C. and the corresponding trade and other accounts payable are eliminated with the transactions performed with Oncocenter Perú S.A.C. and the Company’s healthcare services subsidiaries. See note 17.b.i.
The insurance technical reserves are presented in Oncosalud S.A.C.’s separate financial statements and also presented in the Group’s condensed consolidated interim financial statements as of June 30, 2025 and as of December 31, 2024.